Note 3 - Summary of Significant Accounting Policies (10-Q)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Significant Accounting Policies [Text Block]

3. Summary of Significant Accounting Policies

Basis of presentation

The unaudited condensed consolidated interim financial statements have been prepared in conformity with US GAAP as defined by the FASB.

Unaudited condensed consolidated interim financial statements

The accompanying unaudited condensed consolidated interim financial statements have been prepared by the Company in accordance with US GAAP for interim information and pursuant to the rules and regulations of the SEC. Accordingly, certain information and footnote disclosures normally included in unaudited condensed consolidated interim financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to such rules and regulations. These unaudited condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 2023, filed as part of the Company's Annual Report on Form 10-K.

The unaudited condensed consolidated interim financial statements have been prepared on the same basis as the audited consolidated financial statements, and in management’s opinion, include all adjustments, consisting of only normal recurring adjustments, necessary for the fair presentation of the financial information for the interim periods. The results of operations for any interim period are not necessarily indicative of the results to be expected for the full fiscal year.

Consolidation

The unaudited condensed consolidated interim financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

The preparation of unaudited condensed consolidated interim financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, grant revenue, expenses, and related disclosures. On an ongoing basis, the Company’s management evaluates its estimates, including estimates related to money market accounts, clinical trial accruals, stock-based compensation expense, grant revenue, convertible notes, and expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or relevant assumptions that it believes to be reasonable under the circumstances. Actual results may differ significantly from those estimates or assumptions.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash and cash equivalents. The Company maintains its cash and cash equivalent balances with financial institutions that management believes are creditworthy. The Company has no financial instruments with off-balance-sheet risk of loss. The Company has not experienced any losses in such accounts.

Cash and Cash Equivalents

The Company considers all highly-liquid investments with original maturities of 90 days or less at the date of purchase to be cash and cash equivalents. Cash equivalents, which consist of amounts invested in money market funds, are stated at fair value. There are no unrealized gains or losses on the money market funds for the period ended March 31, 2024.

Equity issuance costs

The Company capitalizes costs directly associated with equity financings as deferred offering costs on its unaudited condensed consolidated balance sheet. These costs remain capitalized until such financings are consummated, at which time such costs are recorded against the gross proceeds from the applicable financing. If a financing is abandoned, deferred offering costs are expensed.

As of March 31, 2024, there were $0.2 million of deferred offering costs related to the 2024 Private Placement.

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash, accounts payable, previously outstanding convertible notes and accrued liabilities. The Company’s cash, accounts payable and accrued liabilities approximate fair value due to their relatively short maturities. The Company determined the fair value of its previously outstanding convertible notes as described in Note 7.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines the fair value of its financial instruments based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 –	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 –

Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3 –	Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

The following table presents the Company’s assets that are measured at fair value on a recurring basis:

	March 31, 2024
	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents (money market accounts)	$3,729,954	$—	$—
Total assets measured at fair value	$3,729,954	$—	$—

	December 31, 2023
Assets
Cash equivalents (money market accounts)	$7,792,846	$—	$—
Total assets measured at fair value	$7,792,846	$—	$—

The following table presents a roll-forward of the fair value of the Convertible Notes (Note 7) for which fair value is determined by Level 3 inputs:

Three Months Ended March 31,
2023
Beginning balance	$12,414,000
Fair value adjustment	(858,000)
Ending balance	$11,556,000

Valuation techniques used to measure fair value maximize the use of relevant observable inputs and minimize the use of unobservable inputs (Note 7). The Convertible Notes are classified within Level 3 of the fair value hierarchy because the fair value measurement is based, in part, on significant inputs not observed in the market.

There were no transfers among Level 1, Level 2 or Level 3 categories in the three months ended March 31, 2024 or March 31, 2023.

The fair value of the 2020 Notes and the 2021 Notes, and collectively the Convertible Notes (Note 7) as of March 31, 2023 were estimated as the combination of a zero-coupon bond and a call option. The combined values for each of the 2020 Notes and the 2021 Notes as of March 31, 2023 were then weighted by the probability of completing a financing or reverse merger. This approach resulted in the classification of the 2020 Notes and the 2021 Notes as of March 31, 2023 as Level 3 of the fair value hierarchy. The assumptions utilized to value the 2020 Notes and the 2021 Notes as of March 31, 2023 were an estimated term of 0.69 years, volatility of 75.0% and a market yield of 55.3%. The measurement of fair value incorporates expected future cash flows associated with interest payments; as such, there was no separate accrual for interest accrued but not yet paid.

Leases

In February 2016, the FASB issued ASU No. 2016-02, “Leases”, which establishes an ROU model. That requires a lessee to recognize an ROU asset and corresponding lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and expense recognition in the statement of operations as well as the reduction of the ROU asset. The new standard provides a number of optional practical expedients in transition. The Company has elected to apply (i) the practical expedient, which allows us to not separate lease and non-lease components, for new leases and (ii) the short-term lease exemption for all leases with an original term of less than 12 months, for purposes of applying the recognition and measurements requirements in the new standard.

At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on specific facts and circumstances, the existence of an identified asset(s), if any, and the Company’s control over the use of the identified asset(s), if applicable. Operating lease liabilities and their corresponding ROU assets are recorded based on the present value of future lease payments over the expected lease term. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company will utilize the incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

The Company has elected to combine lease and non-lease components as a single component. Operating leases will be recognized on the unaudited interim condensed consolidated balance sheet as ROU assets, lease liabilities, current and lease liabilities, non-current. Fixed rent payments are included in the calculation of the lease balances, while variable costs paid for certain operating and pass-through costs are excluded. Lease expense is recognized over the expected term on a straight-line basis.

Research and Development

Research and development costs are expensed as incurred and consist primarily of new product development. Research and development costs include salaries and benefits, consultants’ fees, process development costs and stock-based compensation, as well as fees paid to third parties that conduct certain research and development activities on the Company’s behalf.

A substantial portion of the Company’s ongoing research and development activities are conducted by third-party service providers. The Company records accrued expenses for estimated preclinical study and clinical trial expenses. Estimates are based on the services performed pursuant to contracts with research institutions, contract research organizations in connection with clinical studies, investigative sites in connection with clinical studies, vendors in connection with preclinical development activities, and contract manufacturing organizations in connection with the production of materials for clinical trials. Further, the Company accrues expenses related to clinical trials based on the level of subject enrollment and activity according to the related agreement. The Company monitors subject enrollment levels and related activity to the extent reasonably possible and makes judgments and estimates in determining the accrued balance in each reporting period. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued research and development.

If the Company underestimates or overestimates the level of services performed or the costs of these services, actual expenses could differ from estimates. To date, the Company has not experienced significant changes in its estimates of preclinical studies and clinical trial accruals.

Patent Costs

All patent-related costs incurred in connection with filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as general and administrative expenses in the unaudited interim condensed consolidated statement of operations.

Stock-based Compensation

Stock-based compensation for employee and non-employee awards is measured on the grant date based on the fair value of the award and recognized on a straight-line basis over the requisite service period. The fair value of stock options to purchase common stock are measured using the Black-Scholes option pricing model. The Company accounts for forfeitures as they occur.

The fair value of stock options is determined by the Company using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment and estimation by management.

Expected Term—The expected term represents the period that stock-based awards are expected to be outstanding. The Company uses the “simplified method” to estimate the expected term of stock option grants. Under this approach, the weighted-average expected life is presumed to be the average of the contractual term of ten years and the weighted-average vesting term of the Company stock options, taking into consideration multiple vesting tranches. The Company utilizes this method due to lack of historical data and the plain-vanilla nature of the Company’s stock-based awards.

Expected Volatility—The Company has limited information on the volatility of its common stock as the shares were not actively traded on any public markets until recently. The expected volatility was derived from the historical stock volatilities of comparable peer public companies within its industry. These companies are considered to be comparable to the Company’s business over a period equivalent to the expected term of the stock-based awards.

Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant for zero-coupon U.S. Treasury notes with maturities approximately equal to the expected term.

Expected Dividend Rate—The expected dividend is zero as the Company has not paid, nor does it anticipate paying, any dividends on its stock options in the foreseeable future.

Revenue Recognition

The Company generates revenue from government contracts that reimburse the Company for certain allowable costs for funded projects.

The Company recognizes funding received as grant revenue for the NIA Grant, rather than as a reduction of research and development expenses, because the Company is the principal in conducting the research and development activities and these contracts are central to its ongoing operations. Revenue is recognized as the qualifying expenses related to the contracts are incurred. Revenue recognized upon incurring qualifying expenses in advance of receipt of funding is recorded in the Company’s unaudited interim condensed consolidated balance sheets as accounts receivable. Amounts received in advance of services rendered are recorded as deferred grant revenue on the Company's unaudited interim condensed consolidated balance sheet. The related costs incurred by the Company are included in research and development expense in the Company’s unaudited interim condensed consolidated statements of operations.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the unaudited condensed consolidated interim financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax basis of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to recover or settle. The effect of a change in tax rates on deferred tax assets and liabilities is recognized on the statement of operations for the period that includes the enactment date.

The deferred tax assets are recognized to the extent the Company believes that these assets are more likely than not to be realized. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Due to the Company’s historical operating performance and the recorded cumulative net losses in prior fiscal periods, the net deferred tax assets have been fully offset by a valuation allowance.

The Company records uncertain tax positions using a two-step process. First, the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position. Second, for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties, if any, related to unrecognized tax benefits on the interest expense line and other expense line, respectively, in the accompanying statements of operations. Accrued interest and penalties are included on the related liability lines in the unaudited interim condensed consolidated balance sheet.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during each period (and potential shares of common stock that are exercisable for little or no consideration). Diluted loss per share includes the effect, if any, from the potential exercise or conversion of securities such as common stock warrants and stock options which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, as they would be anti-dilutive:

	March 31,
	2024	2023
Convertible preferred stock	—	3,331,201
Common stock warrants	102,462	43,621
Stock options	519,257	114,525
	621,719	3,489,347

Segments

The Company has one operating segment. The Company’s chief operating decision maker, its Chief Executive Officer, manages the Company’s operations on a condensed consolidated basis for purposes of allocating resources.

Recently Issued But Not Yet Adopted Accounting Pronouncements

In January 2021, the FASB issued ASU No. 2021-01 “Reference Rate Reform (Topic 848): Scope” (“ASU 2021-01”), which was effective immediately and permits entities to elect certain optional expedients and exceptions when accounting for derivatives and certain hedging relationships affected by changes in interest rates and the transition. Additionally, ASU 2022-06 “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” defers the sunset date of ASC 848 from December 31, 2022 to December 31, 2024. The new guidance is effective for fiscal years beginning after December 31, 2024. The Company does not currently believe that this transition from LIBOR will have a material impact on its financial statements.

In November 2023, the FASB issued ASU No. 2023-07 "Segment Reporting - Improvements to Reportable Segment Disclosures" (“ASU 2023-07”), which updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. The guidance is effective for all public companies for fiscal years beginning after December 15, 2023, and interim periods within fiscal periods beginning after December 15, 2024, and requires retrospective application to all prior periods presented in the financial statements. The Company expects the new guidance will have an immaterial impact on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): “Improvements to Income Tax Disclosures” (“ASU 2023-09”). ASU No. 2023-09 is intended to improve income tax disclosure requirements by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) the disaggregation of income taxes paid by jurisdiction. The guidance makes several other changes to the income tax disclosure requirements. The guidance in ASU 2023-09 will be effective for annual reporting periods in fiscal years beginning after December 15, 2024. The Company is currently evaluating the impact that the adoption of ASU 2023-09 will have on its consolidated financial statements and disclosures.

3. Summary of Significant Accounting Policies

Basis of presentation

The consolidated financial statements have been prepared in conformity with US GAAP as defined by the FASB.

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, grant revenue, expenses, and related disclosures. On an ongoing basis, the Company’s management evaluates its estimates, including estimates related to money market accounts, clinical trial accruals, stock-based compensation expense, grant revenue, Convertible Notes, and expenses during the reporting period. The Company bases its estimates on historical experience and other market-specific or relevant assumptions that it believes to be reasonable under the circumstances. Actual results may differ significantly from those estimates or assumptions.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash and cash equivalents. The Company maintains its cash and cash equivalent balances with financial institutions that management believes are creditworthy. The Company has no financial instruments with off-balance-sheet risk of loss. The Company has not experienced any losses in such accounts.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of 90 days or less at the date of purchase to be cash and cash equivalents. Cash equivalents, which consist of amounts invested in money market funds, are stated at fair value. There are no unrealized gains or losses on the money market funds for the years ended December 31, 2023 and 2022.

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts payable, previously outstanding Convertible Notes and accrued liabilities. The Company’s cash and cash equivalents, accounts payable and accrued liabilities approximate fair value due to their relatively short maturities. The Company determined the fair value of the Convertible Notes as described in Note 9. In connection with the consummation of the Merger (Note 4) on August 16, 2023, the Convertible Notes were converted into EIP Common Stock which was subsequently converted into the right to exchange such shares of EIP Common Stock for shares of the Company’s common stock.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines the fair value of its financial instruments based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 – Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3 – Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

The following table presents the Company’s assets that are measured at fair value on a recurring basis:

	December 31, 2023
	(Level 1)	(Level 2)	(Level 3)
Assets
Cash equivalents (money market accounts)	$7,792,846	$-	$-
Total assets measured at fair value	$7,792,846	$-	$-

	December 31, 2022
	(Level 1)	(Level 2)	(Level 3)
Assets
Cash equivalents (money market accounts)	$4,093,579	$-	$-
Total assets measured at fair value	$4,093,579	$-	$-

Liabilities
Convertible Notes	$-	$-	$12,414,000
Total liabilities measured at fair value	$-	$-	$12,414,000

The following table presents a roll-forward of the fair value of the Convertible Notes (Note 9) for which fair value is determined by Level 3 inputs:

	Year Ended
	December 31, 2023	December 31, 2022
Beginning balance	$12,414,000	$10,025,000
Fair value adjustment	(5,424,251)	2,389,000
Reclassification to additional paid in capital upon conversion	(6,989,749)	-
Ending balance	$-	$12,414,000

Valuation techniques used to measure fair value maximize the use of relevant observable inputs and minimize the use of unobservable inputs (Note 9). The Company’s Convertible Notes are classified within Level 3 of the fair value hierarchy because the fair value measurement is based, in part, on significant inputs not observed in the market.

There were no transfers among Level 1, Level 2 or Level 3 categories in the years ended December 31, 2023 or 2022.

The fair value of the 2020 Notes and the 2021 Notes, and collectively the Convertible Notes (Note 9) as of December 31, 2022 were estimated as the combination of a zero-coupon bond and a call option. The combined values for each of the 2020 Notes and the 2021 Notes as of December 31, 2022 were then weighted by the probability of completing a financing or reverse merger. This approach resulted in the classification of the 2020 Notes and the 2021 Notes as of December 31, 2022 as Level 3 of the fair value hierarchy. The assumptions utilized to value the 2020 Notes and the 2021 Notes as of December 31, 2022 were an estimated term of 0.94 years, volatility of 80.0% and a market yield of 55.2%. The measurement of fair value incorporates expected future cash flows associated with interest payments; as such, there is no separate accrual for interest accrued but not yet paid.

Leases

In February 2016, the FASB issued ASU No. 2016-02, “Leases”, which establishes a ROU model. That requires a lessee to recognize an ROU asset and corresponding lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the statement of operations as well as the reduction of the ROU asset. The new standard provides a number of optional practical expedients in transition. The Company has elected to apply (i) the practical expedient, which allows us to not separate lease and non-lease components, for new leases and (ii) the short-term lease exemption for all leases with an original term of less than 12 months, for purposes of applying the recognition and measurements requirements in the new standard.

At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on specific facts and circumstances, the existence of an identified asset(s), if any, and the Company’s control over the use of the identified asset(s), if applicable. Operating lease liabilities and their corresponding ROU assets are recorded based on the present value of future lease payments over the expected lease term. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company will utilize the incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

The Company has elected to combine lease and non-lease components as a single component. Operating leases will be recognized on the consolidated balance sheet as ROU assets, lease liabilities current and lease liabilities non-current. Fixed rent payments are included in the calculation of the lease balances, while variable costs paid for certain operating and pass-through costs are excluded. Lease expense is recognized over the expected term on a straight-line basis.

Research and Development

Research and development costs are expensed as incurred and consist primarily of new product development. Research and development costs include salaries and benefits, consultants’ fees, process development costs and stock-based compensation, as well as fees paid to third parties that conduct certain research and development activities on the Company’s behalf.

A substantial portion of the Company’s ongoing research and development activities are conducted by third-party service providers. The Company records accrued expenses for estimated preclinical study and clinical trial expenses. Estimates are based on the services performed pursuant to contracts with research institutions, contract research organizations in connection with clinical studies, investigative sites in connection with clinical studies, vendors in connection with preclinical development activities, and contract manufacturing organizations in connection with the production of materials for clinical trials. Further, the Company accrues expenses related to clinical trials based on the level of subject enrollment and activity according to the related agreement. The Company monitors subject enrollment levels and related activity to the extent reasonably possible and makes judgments and estimates in determining the accrued balance in each reporting period. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued research and development.

If the Company underestimates or overestimates the level of services performed or the costs of these services, actual expenses could differ from estimates. To date, the Company has not experienced significant changes in its estimates of preclinical studies and clinical trial accruals.

Patent Costs

All patent-related costs incurred in connection with filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as general and administrative expenses in the consolidated statements of operations.

Stock-based Compensation

Stock-based compensation for employee and non-employee awards is measured on the grant date based on the fair value of the award and recognized on a straight-line basis over the requisite service period. The fair value of stock options to purchase common stock are measured using the Black-Scholes option pricing model. The Company accounts for forfeitures as they occur.

The fair value of stock options is determined by the Company using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment and estimation by management.

Expected Term—The expected term represents the period that stock-based awards are expected to be outstanding. The Company uses the “simplified method” to estimate the expected term of stock option grants. Under this approach, the weighted-average expected life is presumed to be the average of the contractual term of ten years and the weighted-average vesting term of the Company stock options, taking into consideration multiple vesting tranches. The Company utilizes this method due to lack of historical data and the plain-vanilla nature of the Company’s stock-based awards.

Expected Volatility—The Company has limited information on the volatility of its common stock as the shares were not actively traded on any public markets until recently. The expected volatility was derived from the historical stock volatilities of comparable peer public companies within its industry. These companies are considered to be comparable to the Company’s business over a period equivalent to the expected term of the stock-based awards.

Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant for zero-coupon U.S. Treasury notes with maturities approximately equal to the and stock options expected term.

Expected Dividend Rate—The expected dividend is zero as the Company has not paid, nor does it anticipate paying, any dividends on its stock options in the foreseeable future.

Grant Revenue Recognition

The Company generates revenue from government contracts that reimburse the Company for certain allowable costs for funded projects.

The Company recognizes funding received as grant revenue for the Company’s grant from the NIA, rather than as a reduction of research and development expenses, because the Company is the principal in conducting the research and development activities and these contracts are central to its ongoing operations. Revenue is recognized as the qualifying expenses related to the contracts are incurred. Revenue recognized upon incurring qualifying expenses in advance of receipt of funding is recorded in the Company’s consolidated balance sheets as accounts receivable. Funding received in advance of services rendered are recorded in the Company’s consolidated balance sheets as deferred grant revenue. The related costs incurred by the Company are included in research and development expense in the Company’s consolidated statements of operations.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax basis of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to recover or settle. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income for the period that includes the enactment date.

The deferred tax assets are recognized to the extent the Company believes that these assets are more likely than not to be realized. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Due to the Company’s historical operating performance and the recorded cumulative net losses in prior fiscal periods, the net deferred tax assets have been fully offset by a valuation allowance.

The Company records uncertain tax positions using a two-step process. First, the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position. Second, for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties, if any, related to unrecognized tax benefits on the interest expense line and other expense line, respectively, in the accompanying statements of operations. Accrued interest and penalties are included on the related liability lines in the consolidated balance sheets.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during each period (and potential shares of common stock that are exercisable for little or no consideration). Diluted loss per share includes the effect, if any, from the potential exercise or conversion of securities such as common stock warrants and stock options which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive. The pre-funded warrants to purchase common stock issued in connection with the Merger are included in the calculation of basic and diluted net loss per share as the exercise price of $0.001 per share is non-substantive and is virtually assured. The pre-funded warrants are more fully described in Note 11.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, as they would be anti-dilutive:

	December 31,
	2023	2022

Preferred Series A-1	-	1,960,600
Preferred Series A-2	-	335,711
Preferred Series B	-	1,034,890
Warrants	598,457	43,618
Stock options	349,384	114,516
Total	947,841	3,489,335

Segments

The Company has one operating segment. The Company’s chief operating decision maker, its Chief Executive Officer, manages the Company’s operations on a consolidated basis for purposes of allocating resources.

Recently Issued But Not Yet Adopted Accounting Pronouncements

In January 2021, the FASB issued ASU No. 2021-01 “Reference Rate Reform (Topic 848): Scope” (“ASU 2021-01”), which was effective immediately and permits entities to elect certain optional expedients and exceptions when accounting for derivatives and certain hedging relationships affected by changes in interest rates and the transition. Additionally, ASU 2022-06 “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” defers the sunset date of ASC 848 from December 31, 2022 to December 31, 2024. The new guidance is effective for fiscal years beginning after December 31, 2024. The Company does not currently believe that this transition from LIBOR will have a material impact on its financial statements.

In November 2023, the FASB issued ASU No. 2023-07 "Segment Reporting - Improvements to Reportable Segment Disclosures" (“ASU 2023-07”), which updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. The guidance is effective for the Company beginning in the year ended December 31, 2025, with early adoption permitted. The Company expects the new guidance will have an immaterial impact on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): “Improvements to Income Tax Disclosures” (“ASU 2023-09”). ASU No. 2023-09 is intended to improve income tax disclosure requirements by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) the disaggregation of income taxes paid by jurisdiction. The guidance makes several other changes to the income tax disclosure requirements. The guidance in ASU 2023-09 will be effective for annual reporting periods in fiscal years beginning after December 15, 2024. The Company is currently evaluating the impact that the adoption of ASU 2023-09 will have on its consolidated financial statements and disclosures.